Legal Proceedings (Details)	1 Months Ended												9 Months Ended	12 Months Ended
	Jul. 31, 2020 item	Jul. 31, 2020 claim	Jun. 30, 2020 item claim	May 31, 2020 claim item	Apr. 30, 2020 claim item	Feb. 29, 2020 item claim	Jan. 31, 2020 USD ($)	Jul. 31, 2019 item	Jul. 31, 2019 claim	Mar. 31, 2018 item claim	Mar. 31, 2017 item claim	Dec. 31, 2015 item claim	Sep. 30, 2021 USD ($) claim	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Commitments and Contingencies [Line Items]
Gain contingency, damages sought | $							$ 1,300,000,000
Accrued costs | $														$ 936,000	$ 1,081,000
Germany [Member]
Commitments and Contingencies [Line Items]
Statutory fees and costs | $														250,000	$ 370,000
Accrued costs | $													$ 0	$ 140,000
ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of petitions | item								6
Number of patents allegedly infringed upon										4		4
Number of patents allegedly infringed upon | item												4
Number of patents dismissed | item										3
Number of patents with motion to dismiss										3
Claim construction					7			2	2
ParkerVision V. Intel (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon				2		8
ParkerVision v. Intel II (Western District of Texas) [Member]
Commitments and Contingencies [Line Items]
Number of patents allegedly infringed upon	2	2	1
Number of patents found not infringed upon			1
Number of patents allegedly infringed upon | item				2		8								10
ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Number of petitions | item											6
Gain contingency, damages sought | $													$ 1,300,000,000
Number of patents allegedly infringed upon											6		4
Gain Contingency, Patents Found Infringed upon, Number											3
Number of patents allegedly infringed upon seeking invalidation									4
Number of patents allegedly infringed upon | item														4
Number of patents found infringed upon | item											2
Number of patents found not infringed upon | item											3
Number of patents with split decision											2
Estimated loss | $														$ 1,300,000,000
Minimum [Member] | ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction					7
Maximum [Member] | ParkerVision v. Apple and Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction					10				6
Maximum [Member] | ParkerVision v. Qualcomm (Middle District of Florida) [Member]
Commitments and Contingencies [Line Items]
Claim construction					10